Tax Effects Allocated to each Component of Other Comprehensive Income (Loss) and Adjustments, Excluding Amounts Attributable to Noncontrolling Interests (Detail) (JPY ¥)
In Millions, unless otherwise specified
	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Net unrealized gains on securities:
Net change for the year	¥ 8,520	¥ 8,863	¥ 11,959
Net unrealized gains on derivative financial instruments:
Net change for the year	(58)	63	74
Pension adjustments:
Net change for the year	(8,941)	(4,619)	906
Foreign currency translation adjustments	(6,429)	(33,923)	(11,241)
Other comprehensive income (loss)	(5,827)	(24,572)	3,626
Parent
Net unrealized gains on securities:
Amount arising during the year	10,419	14,599	19,533
Reclassification adjustments for gains and losses realized in net income	1,365	280	266
Net change for the year	11,784	14,879	19,799
Net unrealized gains on derivative financial instruments:
Amount arising during the year	(22)	252	(119)
Reclassification adjustments for gains and losses realized in net income	(30)	(197)	204
Net change for the year	(52)	55	85
Pension adjustments:
Amount arising during the year	(10,246)	(5,157)	5,784
Reclassification adjustments for gains and losses realized in net income	(2,983)	(3,015)	(3,433)
Net change for the year	(13,229)	(8,172)	2,351
Foreign currency translation adjustments	(5,538)	(28,966)	(9,700)
Other comprehensive income (loss)	(7,035)	(22,204)	12,535
Net unrealized gains on securities:
Amount arising during the year	(2,722)	(5,998)	(7,842)
Reclassification adjustments for gains and losses realized in net income	(560)	(114)	(110)
Net change for the year	(3,282)	(6,112)	(7,952)
Net unrealized gains on derivative financial instruments:
Amount arising during the year	1	(13)	10
Reclassification adjustments for gains and losses realized in net income	10	10	(32)
Net change for the year	11	(3)	(22)
Pension adjustments:
Amount arising during the year	3,327	2,276	(2,830)
Reclassification adjustments for gains and losses realized in net income	1,152	1,366	1,482
Net change for the year	4,479	3,642	(1,348)
Foreign currency translation adjustments		105	413
Other comprehensive income (loss)	1,208	(2,368)	(8,909)
Net unrealized gains on securities:
Amount arising during the year	7,697	8,601	11,691
Reclassification adjustments for gains and losses realized in net income	805	166	156
Net change for the year	8,502	8,767	11,847
Net unrealized gains on derivative financial instruments:
Amount arising during the year	(21)	239	(109)
Reclassification adjustments for gains and losses realized in net income	(20)	(187)	172
Net change for the year	(41)	52	63
Pension adjustments:
Amount arising during the year	(6,919)	(2,881)	2,954
Reclassification adjustments for gains and losses realized in net income	(1,831)	(1,649)	(1,951)
Net change for the year	(8,750)	(4,530)	1,003
Foreign currency translation adjustments	(5,538)	(28,861)	(9,287)
Other comprehensive income (loss)	¥ (5,827)	¥ (24,572)	¥ 3,626